U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 3, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”) File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the following funds:

the Service Class of the HCM Freedom Fund; and

the Service Class of the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund; and

the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund, Evolution Alternative Investment Fund;

that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 29, 2010, filed electronically as Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A on December 29, 2010.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC